Allowance for expected credit losses - Schedule of ECL Sensitivity to Economic Assumptions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Probability-weighted | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	£ 3,453	£ 4,021
Probability-weighted | Accumulated impairment | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Increase in ECL	443	673
Probability-weighted | Accumulated impairment | Base Case ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Increase in ECL	465	586
Upside | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	2,444	2,626
Upside | Base Case ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	2,402	2,735
Base case | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	3,010	3,348
Base case | Base Case ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	2,988	3,435
Downside | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	3,958	4,397
Downside | Base Case ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	4,025	4,563
Severe downside | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	6,300	9,100
Severe downside | Base Case ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	7,139	11,204
1pp increase in unemployment £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	132	177
1pp decrease in unemployment £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	(130)	(170)
10pp increase in HPI £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	(127)	(201)
10pp decrease in HPI £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	182	305
Retail – UK mortgages | Probability-weighted | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	852	1,115
Retail – UK mortgages | Upside | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	345	395
Retail – UK mortgages | Upside | Base Case ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	345	384
Retail – UK mortgages | Base case | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	567	670
Retail – UK mortgages | Base case | Base Case ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	566	617
Retail – UK mortgages | Downside | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	1,064	1,155
Retail – UK mortgages | Downside | Base Case ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	1,061	1,070
Retail – UK mortgages | Severe downside | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	2,596	4,485
Retail – UK mortgages | Severe downside | Base Case ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	2,741	5,403
Retail – UK mortgages | 1pp increase in unemployment £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	4	33
Retail – UK mortgages | 1pp decrease in unemployment £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	(3)	(32)
Retail – credit cards | Probability-weighted | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	674	810
Retail – credit cards | Upside | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	518	600
Retail – credit cards | Upside | Base Case ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	492	593
Retail – credit cards | Base case | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	641	771
Retail – credit cards | Base case | Base Case ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	634	770
Retail – credit cards | Downside | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	773	918
Retail – credit cards | Downside | Base Case ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	802	931
Retail – credit cards | Severe downside | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	945	1,235
Retail – credit cards | Severe downside | Base Case ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	1,036	1,279
Retail – credit cards | 1pp increase in unemployment £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	40	38
Retail – credit cards | 1pp decrease in unemployment £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	(41)	(38)
Other Retail | Probability-weighted | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	950	945
Other Retail | Upside | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	843	850
Other Retail | Upside | Base Case ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	843	923
Other Retail | Base case | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	923	920
Other Retail | Base case | Base Case ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	927	1,004
Other Retail | Downside | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	1,010	981
Other Retail | Downside | Base Case ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	1,026	1,076
Other Retail | Severe downside | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	1,172	1,200
Other Retail | Severe downside | Base Case ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	1,212	1,328
Other Retail | 1pp increase in unemployment £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	18	19
Other Retail | 1pp decrease in unemployment £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	(20)	(19)
Commercial Banking | Probability-weighted | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	976	1,150
Commercial Banking | Upside | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	737	780
Commercial Banking | Upside | Base Case ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	721	835
Commercial Banking | Base case | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	878	986
Commercial Banking | Base case | Base Case ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	860	1,044
Commercial Banking | Downside | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	1,110	1,342
Commercial Banking | Downside | Base Case ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	1,135	1,486
Commercial Banking | Severe downside | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	1,586	2,179
Commercial Banking | Severe downside | Base Case ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	2,149	3,194
Commercial Banking | 1pp increase in unemployment £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	70	87
Commercial Banking | 1pp decrease in unemployment £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	(66)	(81)
Other | Probability-weighted | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	1	1
Other | Upside | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	1	1
Other | Upside | Base Case ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	1	0
Other | Base case | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	1	1
Other | Base case | Base Case ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	1	0
Other | Downside | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	1	1
Other | Downside | Base Case ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	1	0
Other | Severe downside | Probability Weighted ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	1	1
Other | Severe downside | Base Case ECL
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
ECL allowance	£ 1	£ 0